Other provisions, other current liabilities and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other provisions, other current liabilities and other non-current liabilities
Schedule of Other provisions

	December 31,
($ in millions)	2013	2012
Contract-related provisions	762	684
Provisions for contractual penalties and compliance and litigation matters	327	223
Restructuring and restructuring-related provisions	247	227
Provision for insurance-related reserves	232	215
Other	239	226

Total	1,807	1,575

Schedule of Other current liabilities

	December 31,
($ in millions)	2013	2012
Employee-related liabilities	1,854	1,786
Accrued expenses	694	652
Income taxes payable	357	369
Non-trade payables	328	365
Other tax liabilities	269	312
Derivative liabilities (see Note 5)	202	196
Accrued customer rebates	162	163
Deferred income	155	164
Pension and other employee benefits (see Note 17)	82	164
Accrued interest	79	103
Other	60	63

Total	4,242	4,337

Other non-current liabilities

	December 31,
($ in millions)	2013	2012
Income tax related liabilities	830	732
Non-current deposit liabilities (see Note 9)	279	283
Environmental provisions (see Note 15)	116	73
Provisions for contractual penalties and compliance and litigation matters	71	94
Employee-related liabilities	68	55
Deferred income	57	48
Derivative liabilities (see Note 5)	52	69
Other	234	212

Total	1,707	1,566